INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Cost	$1,012	$1,016
Accumulated amortization	(48)	(34)
Balance, end of year	$964	$982

The following table presents a roll forward of the partnership’s intangible assets December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning of year	$982	$1,162
Acquisitions	6	6
Amortization	(14)	(12)
Impairment losses	—	(18)
Foreign currency translation	(10)	30
Impact of deconsolidation due to loss of control and other(1)	—	(186)
Balance, end of year	$964	$982
(1)The prior year includes the impact of deconsolidation of Atlantis. See Note 8, Property, Plant And Equipment.